RIGHT-OF-USE ASSETS & LEASE LIABILITIES - Payments related to capitalized Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities - finance
Total lease expense	$ 31,370	$ 15,502
COGS
Lease liabilities - operating
Lease liabilities - operating expense	8,946	4,818
Lease liabilities - finance
Amortization of right-of-use assets	4,858	1,050
Interest on lease liabilities - finance	2,525	720
G&A
Lease liabilities - operating
Lease liabilities - operating expense	14,795	8,518
Lease liabilities - finance
Amortization of right-of-use assets	188	76
Interest on lease liabilities - finance	$ 58	$ 320